Receivables, Net - Finance Receivables (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross receivables	$ 7,583	$ 7,914
Unearned income	(1,027)	(1,093)
Total Receivables, Gross and Unearned Income	6,556	6,821
Residual values	7	11
Allowance for doubtful accounts	(201)	(212)
Finance receivables, net	6,362	6,620
Billed portion of finance receivables, net	166	198
Less: Current portin of finance receivables not billed, net	2,165	2,287
Finance Receivables Due After One Year, net	4,031	4,135
Receivables, Finance, Contractual Maturities Billed	166
Financing Receivable, Allowance for Credit Losses, Provisions	$ 100	$ 128